Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Preferred Stock Summary
BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2014 and Dec. 31, 2013.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	5,000	494	494
Total				15,826	15,826	$1,562	$1,562

(a)	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.

Consolidated and Largest Bank Subsidiary Capital Ratios
Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2014	2013
Consolidated regulatory capital ratios: (b)
CET1	11.2%	N/A
Tier 1 capital ratio	12.2	16.2%
Total (Tier 1 plus Tier 2) capital ratio	12.5	17.0
Leverage capital ratio	5.6	5.4

The Bank of New York Mellon regulatory capital ratios:
Tier 1 capital ratio	13.0%	14.6%
Total (Tier 1 plus Tier 2) capital ratio	13.2	15.1
Leverage capital ratio	5.2	5.3

(a)
At Dec. 31, 2014, the CET1, Tier 1 and Total risk-based regulatory capital ratios are based on Basel III components of capital, as phased-in, and asset risk-weightings using the Advanced Approach framework. At Dec. 31, 2014, the leverage capital ratio is based on Basel III components of capital and quarterly average total assets, as phased-in. At Dec. 31, 2013, the regulatory capital ratios are determined under Basel I rules. Includes full capital credit for certain capital instruments outstanding at Dec. 31, 2013. A phase-out of non-qualifying instruments began on Jan. 1, 2014. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its Tier 1, Total and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” its Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

(b)
Risk-based capital ratios at Dec. 31, 2014 include the net impact of the total consolidated assets of certain consolidated investment management funds in risk-weighted assets. These assets were not included in Dec. 31, 2013 risk-based ratios. The leverage capital ratio was not impacted.

Components of transitional Basel III capital
The following table presents the components of our transitional Basel III CET1, Tier 1 and Tier 2 capital, the Basel III risk-weighted assets determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes at Dec. 31, 2014.

Components of transitional Basel III capital (a) (in millions)	Dec. 31, 2014

CET1:
Common shareholders’ equity	$36,326
Goodwill and intangible assets	(17,111)
Net pension fund assets	(17)
Equity method investments	(314)
Deferred tax assets	(4)
Other	4
Total CET1	18,884
Other Tier 1 capital:
Preferred stock	1,562
Trust preferred securities	156
Disallowed deferred tax assets	(14)
Net pension fund assets	(69)
Other	(17)
Total Tier 1 capital	20,502

Tier 2 capital:
Trust preferred securities	156
Subordinated debt	298
Allowance for credit losses	280
Other	(11)
Total Tier 2 capital - Standardized Approach	723
Excess of expected credit losses	13
Less: Allowance for credit losses	280
Total Tier 2 capital - Advanced Approach	$456

Total capital:
Standardized Approach	$21,225
Advanced Approach	$20,958

Risk-weighted assets:
Standardized Approach	$125,562
Advanced Approach:
Credit Risk	$120,122
Market Risk	3,046
Operational Risk	45,112
Total Advanced Approach	$168,280

Average assets for leverage capital purposes	$368,140

(a)	On a regulatory basis as determined under the Final Capital Rules.

Components of Tier 1 and Total Risk-Based Capital
The following table presents the components of our Basel I Tier 1 and Total risk-based capital, the Basel I risk-weighted assets as well as average assets used for leverage capital purposes at Dec. 31, 2013.

Components of Basel I Tier 1 and Total risk-based capital (a) (in millions)	Dec. 31, 2013
Tier 1 capital:
Common shareholders’ equity	$35,959
Preferred stock	1,562
Trust preferred securities	330
Adjustments for:
Goodwill and intangible assets (b)	(20,001)
Pensions/cash flow hedges	891
Securities valuation allowance	(387)
Merchant banking investments	(19)
Total Tier 1 capital	18,335
Tier 2 capital:
Qualifying unrealized gains on equity securities	1
Qualifying subordinated debt	550
Qualifying allowance for credit losses	344
Total Tier 2 capital	895
Total risk-based capital	$19,230
Total risk-weighted assets	$113,322
Average assets for leverage capital purposes	$336,787

(a)	On a regulatory basis as determined under Basel I rules.

(b)
Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,222 million and deferred tax liabilities associated with tax deductible goodwill of $1,302 million.

Schedule Of Capital Above Well Capitalized Guidelines
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under the transitional rules at Dec. 31, 2014.

Capital above thresholds at Dec. 31, 2014
(in millions)	Consolidated		The Bank of New York Mellon
CET1	$12,153	(a)	N/A
Tier 1 capital (b)	10,405		$8,305
Total capital (b)	4,130		3,834
Leverage capital	5,776	(a)	551	(b)

(a)	Based on 4.0% respective minimum required ratios under the Final Capital Rules.

(b)	Based on well capitalized standards.